UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor

Constellation Brands, Inc. STZ 21069P108 7/27/2012

1.1 Elect Director Barry A. Fromberg
1.2 Elect Director Jeananne K. Hauswald
1.3 Elect Director Paul L. Smith
2 Ratify KPMG as accounting firm
3 Approve the compensation of the executive directors
4 Approve the amendment and restatement of the Annual Management Incentive Plan
5 Approve amendment and restatement of the Long-Term Stock Incentive plan
6 Shareholder proposal -- equal shareholder voting
7 Shareholder proposal -- multiple performance metrics

		For For For For For For For Against Against	Against Against Against For For For For Against Against	Management Management Management Management Management Management Management Shareholder Shareholder
Bed Bath & Beyond Inc. BBBY 075896100 7/22/2012

1.1 Elect Director Warren Eisenberg
1.2 Elect Director Leonard Feinstein
1.3 Elect Director Steven H. Temares
1.4 Elect Director Dean S. Adler
1.5 Elect Director Stanley F. Barshay
1.6 Elect Director Klaus Eppler
1.7 Elect Director Patrick R. Gaston
1.8 Elect Director Jordan Heller
1.9 Elect Director Victoria A. Morrison
2 Ratify KPMG as auditor
3 Approve the 2011 Compensation for executive officer's
4 Approve the 2012 Incentive Compensation Plan

		For For For For For For For For For For For For	For For For For For Against For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Verifone Systems, Inc. PAY 92342Y109 6/27/2012

1.1 Elect Director Robert W. Alspaugh
1.2 Elect Director Douglas G. Bergeron
1.3 Elect Director Dr. Leslie G. Denend
1.4 Elect Director Alex W. Hart
1.5 Elect Director Robert B. Henske
1.6 Elect Director Richard A. McGinn
1.7 Elect Director Eitan Raff
1.8 Elect Director Jeffrey E. Stiefler
2 Advisory vote on compensation for executive officers
3 Ratify Ernst & Young as accounting firm

		For For For For For For For For For For	For For For For For For Against For For For	Management Management Management Management Management Management Management Management Management Management
Google Inc. GOOG 38259P508 6/21/2012

1.1 Elect Director Larry Page
1.2 Elect Director Sergey Brin
1.3 Elect Director Eric E. Schmidt
1.4 Elect Director L. John Doerr
1.5 Elect Director Diane B. Greene
1.6 Elect Director John L. Hennessy
1.7 Elect Director Ann Mather
1.8 Elect Director Paul S. Otellini
1.9 Elect Director K. Ram Shriram
1.10 Elect Director Shirley M. Tilghman
2 Ratify Ernst & Young as auditor
3 Approval of the 4th amended and restated Certificate of Incorporation
3a Approval of the adoption of amendments to Google's third amended and restated Certificate of Incorporation to establish C Class stock
3b Approval of the adoption of amendments to Google's third amended and restated Certificate of Incorporation to increase the number of Class A common stock to 9 billion shares
3c Approval of the adoption of amendments to Google's third amended and restated Certificate of Incorporation to treat shares of Class A common stock as favorable as shares of Class B common stock
4 Approval of Googles 2012 Stock Plan
5 Approval of 2012 Incentive Compensation Plan for employees and consultants of Motorola Mobility
6 Shareholder proposal regarding advisory vote on political contributions
7 Shareholder proposal regarding mandatory arbitration of certain shareholder claims
8 Shareholder proposal regarding equal shareholder voting

		For For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For Against Against Against Against Against

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management

Management

Management

Management
Management
Management
Shareholder
Shareholder
Shareholder

Dollar Tree, Inc. DLTR 256746108 6/14/2012

1.1 Elect Director Arnold S. Barron
1.2 Elect Director Macon F. Brock, Jr.
1.3 Elect Director Mary Anne Citrino
1.4 Elect Director J. Douglas Perry
1.5 Elect Director Thomas E. Whiddon
1.6 Elect Director Carl P. Zeithaml
2 Approve compensation of executive officers
3 Ratify KPMG as auditor

		For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
Celgene Corp. CELG 151020104 6/13/2012

1.1 Elect Director Robert J. Hugin
1.2 Elect Director R.W. Barker, D. Phil
1.3 Elect Director Michael D. Casey
1.4 Elect Director Carrie S. Cox
1.5 Elect Director Rodman L. Drake
1.6 Elect Director M.A. Friedman, M.D.
1.7 Elect Director Gilla Kaplan, PH.D.
1.8 Elect Director James J. Loughin
1.9 Elect Director Ernest Mario, PH.D.
2 Ratify KPMG as auditors
3 Approval of an amendment to the company's 2008 stock incentive plan
4 Approval of executive compensation
5 Shareholder proposal

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Mastercard Inc. MA 57636Q104 6/5/2012

1.1 Elect Director Ajay Banga
1.2 Elect Director David R. Carlucci
1.3 Elect Director Steven J. Freiberg
1.4 Elect Director Richard Haythornthwaite
1.5 Elect Director Marc Olivie
1.6 Elect Director Rima Qureshi
1.7 Elect Director Mark Schwartz
1.8 Elect Director Jackson P. Tai
2 Advisory vote to approve executive compensation
3 Approve the amended and restated 2008 Non-employee Director equity compensation plan
4 Approval of the amended and restated 2006 Long Term Incentive Plan
5 Ratify Pricewaterhousecoopers as auditors

		For For For For For For For For For For For For	For For For For For For For Against For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Raytheon Co. RTN 755111507 5/31/2012

1.1 Elect Director James E. Cartwright
1.2 Elect Director Vernon E. Clark
1.3 Elect Director John M. Deutch
1.4 Elect Director Stephen J. Hadley
1.5 Elect Director Frederic M. Poses
1.6 Elect Director Michael C. Ruettgers
1.7 Elect Director Ronald L. Skates
1.8 Elect Director William R. Spivey
1.9 Elect Director Linda G. Stuntz
1.10 Elect Director William H. Swanson
2 Advisory vote on executive compensation
3 Ratification of independent auditors
4 Shareholder proposal regarding executive stock retention
5 Shareholder proposal regarding supplemental executive retirement plans
6 Shareholder proposal regarding shareholder action by written consent

		For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Express Scripts Holding Co. ESRX 30219G108 5/30/2012

1.1 Elect Director Gary G. Benanav
1.2 Elect Director Maura C. Breen
1.3 Elect Director William J. Delaney
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. Mac Mahon
1.6 Elect Director Frank Mergenthaler
1.7 Elect Director Woodrow A. Myers, Jr., MD
1.8 Elect Director John O. Parker, Jr.
1.9 Elect Director George Paz
1.10 Elect Director Myrtle S. Potter
1.11 Elect Director William L. Roper, MD, MPH
1.12 Elect Director Samuel K. Skinner
1.13 Elect Director Seymour Sternberg
2 Ratify Pricewaterhousecoopers as auditors
3 Approve executive compensation
4 Shareholder proposal -- report on political contributions
5 Shareholder proposal -- shareholder action by written consent.

		For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
MetroPCS Communications, Inc. PCS 591708102 5/24/2012	1.1 Elect Director John F. Callahan, Jr. 1.2 Elect Director W. Michael Barnes 2 Ratify Deloitte & Touche as accounting firm	For For For	For For For	Management Management Management
Thermo Fisher Scientific Inc. TMO 883556102 5/23/2012

1.1 Elect Director C. Martin Harris
1.2 Elect Director Judy C. Lewent
1.3 Elect Director Jim P. Manzi
1.4 Elect Director Lars R. Sorensen
1.5 Elect Director Elaine S. Ullian
2 Advisory vote to approve executive compensation
3 Ratify Pricewaterhousecoopers as auditors

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Southwestern Energy Co. SWN 845467109 5/22/2012

1.1 Elect Director Lewis E. Epley, Jr.
1.2 Elect Director Robert L. Howard
1.3 Elect Director Catherine A. Kehr
1.4 Elect Director Greg D. Kerley
1.5 Elect Director Harold M. Korell
1.6 Elect Director Vello A. Kuuskraa
1.7 Elect Director Kenneth R. Mourton
1.8 Elect Director Steven L. Mueller
1.9 Elect Director Charles E. Scharlau
1.10 Elect Director Alan H. Stevens
2 Ratify independent accounting firm
3 Advisory vote to approve executive compensation
4 Stockholder proposal -- executive equity incentive policy

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Intel Corp. INTC 458140100 5/17/2012

1.1 Elect Director Charlene Barshefsky
1.2 Elect Director Andy D. Bryant
1.3 Elect Director Susan L. Decker
1.4 Elect Director John J. Donahoe
1.5 Elect Director Reed E. Hundt
1.6 Elect Director Paul S. Otellini
1.7 Elect Director James D. Plummer
1.8 Elect Director David S. Pottruck
1.9 Elect Director Frank D. Yeary
1.10 Elect Director David B. Yoffie
2 Ratify Ernst & Young as auditors
3 Advisory vote to approve executive compensation
4 Shareholder proposal -- whether to hold advisory vote on political contributions

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
ACE Ltd. ACE H0023R105 5/16/2012

1.1 Elect Director Michael G. Atieh
1.2 Elect Director Mary A. Cirillo
1.3 Elect Director Thomas J. Neff
2 Approval of Annual Report
3 Approval of the Statutory Financial Statements
4 Approval of the consolidated Financial Statements
5 Allocation of disposable profit
6 Discharge of the Board of Directors
7 Amendment to the Articles of Association relating to authorized share capital for general purposes
8 Election of Pricewaterhousecoopers (Zurich) as statutory auditor until next meeting
9 Ratify Pricewaterhousecoopers as accounting firm (US) for the year
10 Election of BDO AG (Zurich) as special auditors until next general meeting
11 Approval of dividend in the form of a distribution through reduction of the par value of shares
12 Advisory vote to approve executive compensation
13 Amendment to the Limited Employee Stock Purchase Plan

		For For For For For For For For For For For For For For For	Against Against For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Gilead Sciences GILD 375558103 5/10/2012

1.1 Elect Director John F. Cogan
1.2 Elect Director Etienne F. Davignon
1.3 Elect Director James M. Denny
1.4 Elect Director Carla A. Hills
1.5 Elect Director Kevin E. Lofton
1.6 Elect Director John W. Madigan
1.7 Elect Director John C. Martin
1.8 Elect Director Gordon E. Moore
1.9 Elect Director Nicholas G. Moore
1.10 Elect Director Richard J. Whitley
1.11 Elect Director Gayle E. Wilson
1.12 Elect Director Per Wold-Olsen
2 Ratify Ernst & Young as auditors
3 Approve the compensation of the Executive Officers of Gilead
4 Shareholder proposal -- Permit stockholder action by written consent
5 Shareholder proposal -- Have the board take steps to dissolve Gilead's poison pill unless subject to stockholder vote

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Cummins Inc. CMI 23102106 5/8/2012

1.1 Elect Director N. Thomas Linebarger
1.2 Elect Director William I. Miller
1.3 Elect Director Alexis M. Herman
1.4 Elect Director Georgia R. Nelson
1.5 Elect Director Carl Ware
1.6 Elect Director Robert K. Herdman
1.7 Elect Director Robert J. Bernhard
1.8 Elect Director Dr. Franklin R. Chang Diaz
1.9 Elect Director Stephen B. Dobbs
2 Advisory vote for compensation for executive officers
3 Ratify Pricewaterhousecoopers as auditors
4 Approve the 2012 Omnibus Incentive Plan
5 Approve the Employee Stock Purchase Plan
6 Amend By-Laws to allow shareholders who have 25% Net long position in common stock to call special shareholder meetings

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Church & Dwight CHD 171340102 5/3/2012

1.1 Elect Director T. Rosie Albright
1.2 Elect Director Ravichandra K. Saligram
1.3 Elect Director Robert K. Shearer
2 Approval of amended and restated incentive plan
3 Advisory vote to approve executive compensation
4 Ratify Deloitte & Touche as auditors

		For For For For For For	For For For For For For	Management Management Management Management Management Management
DirecTV DTV 25490A101 5/3/2012

1.1 Elect Director Ralph Boyd, Jr.
1.2 Elect Director David Dillon
1.3 Elect Director Samuel DiPiazza, Jr.
1.4 Elect Director Dixon Doll
1.5 Elect Director Peter Lund
1.6 Elect Director Nancy Newcomb
1.7 Elect Director Lorrie Norrington
2 Ratify Deloitte & Touche as auditors
3 Amend the Certificate of Incorporation to make certain changes regarding the capital stock of the company
4 Advisory vote to approve executive compensation
5 Shareholder proposal -- adopt policy that there would be no acceleration of performance base equity awards upon a change in control

		For For For For For For For For For For Against	For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Shareholder
Hess Corp. HES 42809H107 5/2/2012

1.1 Elect Director J.B. Hess
1.2 Elect Director S.W. Bodman
1.3 Elect Director R. Lavizzo Mourey
1.4 Elect Director C.G. Matthews
1.5 Elect Director E.H. Von Metzsch
2 Ratify Ernst & Young as auditor
3 Advisory vote approval of executive compensation
4 Approval of amendment to the 2008 Long Term Incentive Plan
5 Shareholder proposal -- declassify the board

		For For For For For For For For Against	For For For For For For For For Against	Management Management Management Management Management Management Management Management Shareholder
Flir Systems, Inc. FLIR 302445101 4/27/2012

1.1 Elect Director Earl R. Lewis
1.2 Elect Director Steven E. Wynne
2 Approve the adoption of the 2012 Executive Bonus Plan for the company's officers
3 Approve KPMG as auditors
4 Shareholder proposal -- declassify the Board of Directors
5 Shareholder proposal -- adopt a majority vote standard vote for director elections

		For For For For Against Against	For For For For Against Against	Management Management Management Management Shareholder Shareholder
Abbott Laboratories ABT 002824100 4/27/2012

1.1 Elect Director R.J. Alpren
1.2 Elect Director R.S. Austin
1.3 Elect Director S.E. Blount
1.4 Elect Director W.J. Farrell
1.5 Elect Director E.M. Liddy
1.6 Elect Director N. McKinstry
1.7 Elect Director P.N. Novakovic
1.8 Elect Director W.A. Osborn
1.9 Elect Director S.C. Scott III
1.10 Elect Director G.F. Tilton
1.11 Elect Director M.D. White
2 Ratify Deloitte & Touche as auditors
3 Advisory vote to approve executive compensation
4 Shareholder proposal -- transparency in animal research
5 Shareholder proposal -- lobbying disclosure
6 Shareholder proposal -- independent board chair
7 Shareholder proposal -- tax gross-ups
8 Shareholder proposal -- equity retention & hedging
9 Shareholder proposal -- incentive compensation
10 Shareholder proposal -- ban accelerated vesting of awards upon a change in control

		For For For For For For For For For For For For For Against Against Against Against Against Against Against	For Against For For For For For For For For For For For Against Against Against Against Against Against Against

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Shareholder
Shareholder
Shareholder
Shareholder
Shareholder
Shareholder
Shareholder

Texas Instruments, Inc. TXN 882508104 4/19/2012

1.1 Elect Director R.W. Babb, Jr.
1.2 Elect Director D.A. Carp
1.3 Elect Director C.S. Cox
1.4 Elect Director P.H. Patsley
1.5 Elect Director R.E. Snachez
1.6 Elect Director W. R. Sanders
1.7 Elect Director R.J. Simmons
1.8 Elect Director R. K. Templeton
1.9 Elect Director C.T. Whitman
2 Advisory vote on executive compensation
3 Ratify Ernst & Young as accounting firm

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Schlumberger LTD. SLB 806857108 4/11/2012

1.1 Elect Director Peter L.S. Currie
1.2 Elect Director Tony Isaac
1.3 Elect Director K. Vaman Kamath
1.4 Elect Director Pall Kibsgaard
1.5 Elect Director Nikolay Kudryavtsev
1.6 Elect Director Adrian LaJous
1.7 Elect Director Michael E. Marks
1.8 Elect Director Lubna S. Olayan
1.9 Elect Director L. Rafael Reif
1.10 Elect Director Tore I. Sandvold
1.11 Elect Director Henri Seydoux
2 Approve Advisory resolution on executive compensation
3 Approve 2011 Financial Statement & declaration of dividends
4 Approve independent public accounting firm
5 Approve amendments to 2004 Stock & Deferral Plan for non-employee directors

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Apple Inc. AAPL 037833100 02/23/2012

1.1 Elect Director William V. Campbell
1.2 Elect Director Timothy D. Cook
1.3 Elect Director Millard S. Drexler
1.4 Elect Director Al Gore
1.5 Elect Director Robert A. Iger
1.6 Elect Director Andrea Jung
1.7 Elect Director Arthur D. Levinson
1.8 Elect Director Ronald D. Sugar
2 Ratify Ernst & Young as accounting firm
3 Advisory vote on executive compensation
4 Shareholder proposal -- Conflict of Interest Report
5 Shareholder proposal -- Shareholder say on Director Pay
6 Shareholder Proposal -- Report on Political Contributions & Expenditures
7 Shareholder Proposal -- Adopt a majority voting standard for Director Elections

		For For For For For For For For For For Against Against Against Against	For For For For For For For For For For Against Against Against Against	Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Microsoft Corp. MSFT 594918104 11/15/2011

1.1 Elect Director Steven A. Ballmer
1.2 Elect Director Dina Dublon
1.3 Elect Director William H. Gates III
1.4 Elect Director Raymond V. Gilmartin
1.5 Elect Director Reed Hastings
1.6 Elect Director Maria M. Klawe
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles H. Noski
1.9 Elect Director Helmut Panke
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation -- 1 year
4 Ratify Deloitte & Touch as accounting firm
5 Shareholder Proposal -- establishment of a board committee on environmental sistainability

		For For For For For For For For For For For For Against	For Against For Against For Against For Against Against For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Coach, Inc. COH 189754104 11/03/2011

1.1 Elect Director Lew Frankfort
1.2 Elect Director Susan Kropf
1.3 Elect Director Gary Loveman
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Michael Murphy
1.7 Elect Director Jide Zeitlin
2 Ratify Deloitte & Touche as public accounting firm
3 Non-Binding Advisory Vote on Executive Compensation
4 Frequency of Advisory Vote on Executive Compensation--1 year

		For For For For For For For For For For	For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management
KLA-Tencor Corp. KLAC 482480100 11/3/2011

1.1 Elect Director Robert M. Calderoni
1.2 Elect Director John T. Dickson
1.3 Elect Director Kevin J. Kennedy
2 Ratify Pricewaterhousecoopers as accounting firm
3 Approve advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Harris Corp. HRS 413875105 10/28/2011

1.1 Elect Director Howard L.Lance
1.2 Elect Director Thomas A. Dattilo
1.3 Elect Director Terry D. Growcock
1.4 Elect Director Lewis Hay III
1.5 Elect Director Karen Katen
1.6 Elect Director Stephen P. Kaufman
1.7 Elect Director Leslie F. Kenne
1.8 Elect Director David B. Rickard
1.9 Elect Director James C. Stoffel
1.10 Elect Director Gregory T. Swienton
1.11 Elect Director Hansel E. Tookes II
2 Advisory Vote on Executive Compensation
3 Advisory vote on the frequency of future advisory votes on executive compensation
4 Ratify Ernst & Young as independent accounting firm
5 Shareholder proposal -- approval of amendment to our by-laws to require an independent chairman of the board

		For For For For For For For For For For For For For For Against	For Against Against Against For Against Against Against Against Against Against Against For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Sharehoolder
Oracle Corp. ORCL 68389X105 10/12/2011

1.1 Elect Director Jeffrey S. Berg
1.2 Elect Director H. Raymond Bingham
1.3 Elect Director Michael J. Boskin
1.4 Elect Director Safra A. Catz
1.5 Elect Director Bruce R. Chizen
1.6 Elect Director George H. Conrades
1.7 Elect Director lawrence J. Ellison
1.8 Elect Director Hector Garcia-Molina
1.9 Elect Director Jeffrey O. Henley
1.10 Elect Director Mark V. Hurd
1.11 Elect Director Donald L. Lucas
1.12 Elect Director Naomi O. Seligman
2 Advisory vote on executive compensation
3 Frequency of advisory vote on executive compensation--1 year
4 Ratify Ernst & Young as public accounting firm
5 Stockholder proposal regarding equity retention

		For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Precision Castparts Corp. PCP 740189105 8/16/2011

1.1 Elect Director Don R. Graber
1.2 Elect Director Lester L. Lyles
1.3 Elect Director Timothy A. Wicks
2 Ratification of appointment of public accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Xilinx, Inc. XLNX 983919101 8/10/2011

1.1 Elect Director Philip T. Gianos
1.2 Elect Director Moshe N. Gavrielov
1.3 Elect Director John L. Doyle
1.4 Elect Director Jerald G. Fishman
1.5 Elect Director William G. Howard, Jr.
1.6 Elect Director J. Michael Patterson
1.7 Elect Director Albert A. Pimentel
1.8 Elect Director Marshall C. Turner
1.9 Elect Director Elizabeth W. Vanderslice
2 Approve amendment to 1990 Employee Qualified Stock Purchase Plan
3 Approve amendment to 2007 Equity Incentive Plan
4 Approve certain provisions of 2007 Equity Incentive Plan for purposes of complying with the IRS Code of 1986
5 Approve advisory vote on executive compensation
6 Frequency of advisory vote on executive compensation -- 1 year
7 Approve Ernst & Young as auditors

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Constellation Brands STZ 21036P108 07/21/2011

1.1 Elect Director Jerry Fowden
1.2 Elect Director Barry A. Fromberg
1.3 Elect Director Jeananne K. Hauswald
1.4 Elect Director James A. Locke III
1.5 Elect Director Richard Sands
1.6 Elect Director Robert Sands
1.7 Elect Director Paul L. Smith
1.8 Elect Director Mark Zupan
2 Ratify KPMG as accounting firm
3 Advisory vote on executive compensation
4 Frequency of advisory vote on executive compensation -- 1 year
5 Stockholder proposal -- concerning stockholder voting rights

		For For For For For For For For For For For Against	For For For Against For For Against For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder

VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
BE Aerospace, Inc. BEAV 073302101 7/25/2012

1.1 Elect Director Richard G. Hamermesh
1.2 Elect Director Amin J. Khoury
2 Approval of executive compensation
3 Amend the certificate of Incorporation to change the company name to B/E Aerospace, Inc.
4 Ratify Deloitte & Touche as accounting firm
5 Amend the 2005 Long-Term Incentive Plan

		For For For For For For	Against Against For For For For	Management Management Management Management Management Management
Nabors Industries Ltd. NBR G6359F103 6/5/2012

1.1 Elect Director James R. Crane
1.2 Elect Director Michael C. Linn
1.3 Elect Director John Yearwood
2 Ratify Pricewaterhousecoopers as accounting firm
3 Amend company bye-laws to declaissify the board
4 Amend company bye-laws as they relate to certain business combinations
5 Amend company bye-laws to implement certain technical changes
6 Approve 2012 Incentive Bonus Plan
7 Approve 2012 Stock Plan
8 Approve executive officer compensation
9 Shareholder Proposal -- adopt bye-law amendment permitting proxy access
10 Shareholder proposal -- adopt bye-law amendment requiring shareholder approval of certain severance agreements

		For For For For For For For For For For Against Against	For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder
Wal-Mart Stores, Inc. WMT 931142103 6/1/2012

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director Michael T. Duke
1.8 Elect Director Marissa A. Mayer
1.9 Elect Director Gregory B. Penner
1.10 Elect Director Steven S. Reinemund
1.11 Elect Director H. Lee Scott, Jr.
1.12 Elect Director Arne M. Sorenson
1.13 Elect Director Jim C. Walton
1.14 Elect Director S. Robson Walton
1.15 Elect Director Christopher J. Williams
1.16 Elect Director Linda S. Wolf
2 Ratify Ernst & Young as auditor
3 Advisory vote on executive compensation
4 Shareholder proposal -- political contribution report
5 Shareholder proposal-- director nomination policy
6 Shareholder proposal -- incentive compensation programs

		For For For For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For For For For For Against Against Against

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Stockholder
Stockholder
Stockholder

Amphenol Corp. APH 032095101 5/23/2012

1.1 Elect Director Edward G. Jepsen
1.2 Elect Director John R. Lord
2 Ratify Deloitte & Touchee as auditor
3 Approve compensation of executive officers
4 Approve amendments to bye laws to declassify the board
5 Approve amendment to bye laws to eliminate supermajority voting
6 Approve 2012 Restricted Stock Plan for Directors
7 Shareholder proposal -- requesting the BOD to take action to eliminate supermajority voting

		For For For For For For For Against	For For For For For For For Against	Management Management Management Management Management Management Management Stockholder
Endo Pharmaceuticals Inc. ENDP 29264F205 5/23/2012

1.1 Elect Director Roger H. Kimmel
1.2 Elect Director John J. Delucca
1.3 Elect Director David P. Holveck
1.4 Elect Director Nancy J. Hutson, PH.D.
1.5 Elect Director Michael Hyatt
1.6 Elect Director Michael P. Montague
1.7 Elect Director David B. Nash, M.D.,M.B.A.
1.8 Elect Director Joseph C. Scodari
1.9 Elect Director William P. Spengler
2 Ratify Deloitte & Touche as accounting firm
3 Approve executive officer compensation
4 Approve name change to Endo Health Solutions Inc.

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Weatherford Int'l, LTD WFT H27013103 5/20/2012

1 Approval of the Annual Report, Consolidated Financial Statements & Statutory Financial Statements for 2011
2 Discharge the BOD & Executive Officers from Liability for actions or omissions for the year ended 2011
3.1 Elect Director Bernard J. Duroc-Danner
3.2 Elect Director Samuel W. Bodman, III
3.3 Elect Director Nicholas F. Brady
3.4 Elect Director David J. Butters
3.5 Elect Director William E. Macaulay
3.6 Elect Director Robert K. Moses, Jr.
3.7 Elect Director Guillermo Ortiz
3.8 Elect Director Emyr Jones Parry
3.9 Elect Director Robert A. Rayne
4 Ratify Ernst & Young as accounting firm
5 Approval of amendment to extends the board's authorization to issue shares from authorized share capital and to increase issuable authorized capital to an amount equal to 50% of current stated capital
6 Approval to increase shares under the 2010 Omnibus Incentive Plan to 28,144,000
7 Approval of a resoluation regarding executive compensation

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Diamond Offshore Drilling, Inc. DO 25271C102 5/22/2012

1.1 Elect Director James S. Tisch
1.2 Elect Director Lawrence R. Dickerson
1.3 Elect Director John R. Bolton
1.4 Elect Director Charles L. Fabrikant
1.5 Elect Director Paul G. Gaffney II
1.6 Elect Director Edward Grebow
1.7 Elect Director Herbert C. Hofman
1.8 Elect Director Clifford M. Sobel
1.9 Elect Director Andrew H. Tisch
1.10 Elect Director Raymond S. Troubh
2 Ratify Deloitte & Touche as auditor
3 Approve executive compensation
4 Approve the restated & amended incentive compensation plan for executive officers

		For For For For For For For For For For For For For	For For Against Against Against Against Against For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Wellpoint, Inc. WLP 94973V107 5/16/2012

1.1 Elect Director Lenox D. Baker, Jr., M.D.
1.2 Elect Director Susan B. Bayh
1.3 Elect Director Julie A. Hill
1.4 Elect Director Ramiro G. Peru
2 Ratify Ernst & Young as accounting firm
3 Advisory vote to approve executive compensation
4 Shareholder proposal--require semi0annual reporting on political contributions & expenditures

		For For For For For For Against	For Against Against For For For Against	Management Management Management Management Management Management Stockholder
National Oilwell Varco, Inc. NOV 637071101 5/16/2012

1.1 Elect Director Merrill A. Miller, Jr.
1.2 Elect Director Greg L. Armstrong
1.3 Elect Director David D. Harrison
2 Ratification of independent auditors
3 Approve compensation of executive officers
4 Shareholder proposal

		For For For For For For	For For For For For Against	Management Management Management Management Management Stockholder
JPMorgan Chase & Co. JPM 46625H100 5/15/2012

1.1 Elect Director James A. Bell
1.2 Elect Director Crandall C. Bowles
1.3 Elect Director Stephen B. Burke
1.4 Elect Director David M. Cote
1.5 Elect Director James S. Vrown
1.6 Elect Director James Dimon
1.7 Elect Director Timothy P. Flynn
1.8 Elect Director Ellen V. Futter
1.9 Elect Director Laban P. Jackson, Jr.
1.10 Elect Director Lee R. Raymond
1.11 Elect Director William C. Weldon
2 Appointment of auditor
3 Advisory resolution to approve executive compensation
4 Shareholder proposal -- political non-partisanship
5 Shareholder proposal -- independent director as chairman
6 Shareholder proposal -- loan servicing
7 Shareholder proposal -- corporate political contributions report
8 Shareholder proposal -- genocide-free investing
9 Shareholder proposal -- shareholder action by written consent
10 Shareholder proposal -- stock retention

		For For For For For For For For For For For For For Against Against Against Against Against Against Against	For Against For For For For For Against For Against Against For For Against Against Against Against Against Against Against

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Stockholder
Stockholder
Stockholder
Stockholder
Stockholder
Stockholder
Stockholder

Watson Pharmaceuticals Inc. WPI 942683103 5/11/2012

1.1 Elect Director Jack Michelson
1.2 Elect Director Ronald R. Taylor
1.3 Elect Director Andrew L. Turner
2 Approve executive compensation
3 Approve Annual Incentive Plan
4 Ratify Pricewaterhousecoopers as accounting firm

		For For For For For For	For For Against For For For	Management Management Management Management Management Management
Colgate-Palmolive Co. CL 194162103 5/11/2012

1.1 Elect Director Nikesh Arora
1.2 Elect Director John T. Cahill
1.3 Elect Director Ian Cook
1.4 Elect Director Helene D. Gayle
1.5 Elect Director Ellen M. Hancock
1.6 Elect Director Joseph Jimenez
1.7 Elect Director Richard J. Kogan
1.8 Elect Director Delano E. Lewis
1.9 Elect Director J. Pedro Reinhard
1.10 Elect Director Stephen I. Sadove
2 Ratify Pricewaterhousecoopers as accounting firm
3 Advisory vote on executive compensation
4 Shareholder proposal -- independent board chair

		For For For For For For For For For For For For Against	For For For For For For For For Against For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Norfolk Southern Corp. NSC 655844108 5/10/2012

1.1 Elect Director Gerald L. Baliles
1.2 Elect Director Erskine B. Bowles
1.3 Elect Director Robert A. Bradway
1.4 Elect Director Wesley G. Bush
1.5 Elect Director Daniel A. Carp
1.6 Elect Director Karen N. Horn
1.7 Elect Director Steven F. Leer
1.8 Elect Director Michael D. Lockhart
1.9 Elect Director Charles W. Moorman
1.10 Elect Director J. Paul Reason
2 Ratify KPMG as accounting firm
3 Approve the executive compensation

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Nucor Corp. NUE 670346105 5/10/2012

1.1 Elect Director Clayton C. Daley, Jr.
1.2 Elect Director John J. Ferriola
1.3 Elect Director Harvey B. Gantt
1.4 Elect Director Bernard L. Kasriel
2 Ratify Pricewaterhousecoopers as accounting firm
3 Shareholder Proposal - regarding majority vote

		For For For For For Against	Against For Against Against For Against	Management Management Management Management Management Shareholder
Occidental Petroleum Corp. OXY 674599105 5/4/2012

1.1 Elect Director Spencer Abraham
1.2 Elect Director Howard I. Atkins
1.3 Elect Director Stephen I. Chazen
1.4 Elect Director John E. Feick
1.5 Elect Director Margaret M. Foran
1.6 Elect Director Carlos M. Gutierrez
1.7 Elect Director Ray R. Irani
1.8 Elect Director Avedick B. Poladian
1.9 Elect Director Aziz D. Syriani
1.10 Elect Director Rosemary Tomich
2 Advisory vote approving executive compensation
3 Ratify KPMG as auditors
4 Shareholder proposal -- nomination of a director with environmental expertise

		For For For For For For For For For For For For Against	For For For For For For Against For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Stockholder
Dover Corp. DOV 260003108 5/3/2012

1.1 Elect Director D.H. Benson
1.2 Elect Director R.W. Cremin
1.3 Elect Director J-P.M. Ergas
1.4 Elect Director P.T. Francis
1.5 Elect Director K.C. Graham
1.6 Elect Director R.A. Livingston
1.7 Elect Director R.K. Lochridge
1.8 Elect Director B.G. Rethore
1.9 Elect Director M.B. Stubbs
1.10 Elect Director S.M. Todd
1.11 Elect Director S.K. Wagner
1.12 Elect Director M.A. Winston
2 Adopt 2012 Equity & Cash Incentive Plan
3 Ratify Pricewaterhousecoopers as accounting firm
4 Approve executive officer compensation

		For For For For For For For For For For For For For For For	Against Against Against Against For For Against Against For For For Against For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Pepsico, Inc. PEP 713448108 5/2/2012

1.1 Elect Director S.L. Brown
1.2 Elect Director I.M. Cook
1.3 Elect Director D. Dublon
1.4 Elect Director V.J. Dzau
1.5 Elect Director R.L. Hunt
1.6 Elect Director A. Ibarguen
1.7 Elect Director I.K. Nooyi
1.8 Elect Director S.P. Rockfeller
1.9 Elect Director J.J. Schiro
1.10 Elect Director L.G. Trotter
1.11 Elect Director D. Vasella
1.12 Elect Director A. Weisser
2 Ratify KPMG as accounting firm
3 Approval of executive compensation
4 Re-approval of the performance measures under the 2007 Long-Term Incentive Plan
5 Shareholder proposal -- lobbying practices report
6 Shareholder proposal -- formation of risk oversight committee
7 Shareholder proposal -- COB should be independent

		For For For For For For For For For For For For For For For Against Against Against	Against Against For For For For For For For Against For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
AT&T Inc. T 00206R102 4/27/2012

1.1 Elect Director Randall L. Stephenson
1.2 Elect Director Gilbert F. Amelio
1.3 Elect Director Reuben V. Anderson
1.4 Elect Director James H. Blanchard
1.5 Elect Director Jaime Chico Pardo
1.6 Elect Director James P. Kelly
1.7 Elect Director Jon C. Madonna
1.8 Elect Director John B. McCoy
1.9 Elect Director Joyce M. Roche
1.10 Elect Director Matthew K. Rose
1.11 Elect Director Laura D'Andrea Tyson
2 Ratification of independent auditor
3 Advisory approval of executive compensation
4 Amend Certificate of Incorporation
5 Shareholder proposal -- political contribution report
6 Shareholder proposal - limit wireless network management
7 Shareholder proposal - independent board chairman

		For For For For For For For For For For For For For For Against Against Against	For Against For For For For For Against Against For Against For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
Eaton Corp. ETN 278058102 4/25/2012

1.1 Elect Director Alexander M. Cutler
1.2 Elect Director Arthur E. Johnson
1.3 Elect Director Deborah L. McCoy
2 Approve the proposed stock plan
3 Ratify Ernst & Young as auditor
4 Advisory vote on executive compensation

		For For For For For For	For For For For For For	Management Management Management Management Management Management
MetLife, Inc. MET 59156R108 4/24/2012

1.1 Elect Director John M. Keane
1.2 Elect Director Catherine R. Kinney
1.3 Elect Director Hugh B. Price
1.4 Elect Director Kenton J. Sicchitano
2 Ratify Deloitte& Touche as auditor
3 Approve the compensation of executive officers

		For For For For For For	Against For Against For For For	Management Management Management Management Management Management
The Chubb Corp. CB 171232101 4/24/2012

1.1 Elect Director Zoe Baird Budinger
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director John D. Finnegan
1.5 Elect Director Lawrence W. Kellner
1.6 Elect Director Martin G. McGuinn
1.7 Elect Director Lawrence M. SMall
1.8 Elect Director Jess Soderberg
1.9 Elect Director Daniel E. Somers
1.10 Elect Director James M. Zimmerman
1.11 Elect Director Alfred W. Zollar
2 Ratify Ernst & Young as accounting firm
3 Advisory vote on executive pay
4 Shareholder proposal -- political contributions and related expenditures

		For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder
International Business Machines IBM 459200101 4/24/2012

1.1 Elect Director A.J.P. Belda
1.2 Elect Director W. R. Brody
1.3 Elect Director K.I. Chenault
1.4 Elect Director M.L. Askew
1.5 Elect Director D.N. Farr
1.6 Elect Director S.A. Jackson
1.7 Elect Director A.N. Liveris
1.8 Elect Director W.J. McNerney, Jr.
1.9 Elect Director J.W. Owens
1.10 Elect Director S.J. Palmisano
1.11 Elect Director V.M. Rometty
1.12 Elect Director J.E. Spero
1.13 Elect Director S. Taurel
1.14 Elect Director L.H. Zambrano
2 Ratify public accounting firm
3 Advisory vote on executive compensation
4 Shareholder proposal -- cumulative voting
5 Shareholder proposal - review political contributions-trade associations policy
6 Shareholder proposal - disclosure of lobbying policies & practices

		For For For For For For For For For For For For For For For For Against Against Against	Against Against Against Against For Against For Against Against For For Against Against Against For For Against Against Against

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Stockholder
Stockholder
Stockholder

Newmont Mining Corp. NEM 651639106 4/24/2012

1.1 Elect Director B. R. Brook
1.2 Elect Director V.A. Calarco
1.3 Elect Director J.A. Carrabba
1.4 Elect Director N. Doyle
1.5 Elect Director V.M. Hagen
1.6 Elect Director M.S. Hamson
1.7 Elect Director J. Nelson
1.8 Elect Director R.T. O'Brien
1.9 Elect Director J.B. Prescott
1.10 Elect Director D.C. Roth
1.11 Elect Director S.R. Thompson
2 Ratify Pricewaterhousecoopers as accounting firm
3 Approve executive officer compensation

		For For For For For For For For For For For For For	For Against Against Against Against Against For For Against Against Against For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Exelon Corp. EXC 29264F205 4/2/2012

1.1 Elect Director John A. Canning, Jr.
1.2 Elect Director Christopher M. Crane
1.3 Elect Director M. Walter D'Alessio
1.4 Elect Director Nicholas Debenedictis
1.5 Elect Director Nelson A. Diaz
1.6 Elect Director Sue L. Gin
1.7 Elect Director Rosemarie B. Greco
1.8 Elect Director Paul L. Joskow
1.9 Elect Director Richard W. Mies
1.10 Elect Director John M. Palms
1.11 Elect Director William C. Richardson
1.12 Elect Director Thomas J. Ridge
1.13 Elect Director John W. Rogers, Jr.
1.14 Elect Director John W. Rowe
1.15 Elect Director Stephen D. Steinour
1.16 Elect Director Don Thompson
1.17 Elect Director Ann C. Berzin
1.18 Elect Director Yves C. De Balmann
1.19 Elect Director Robert J. Lawless
1.20 Elect Director Mayo A. Shattuck III
2 Ratify Pricewaterhousecoopers as accounting firm
3 Advisory vote to approve executive compensation

		For For For For For For For For For For For For For For For For For For For For For For	For For Against Against Against For Against Against Against Against Against Against Against For Against Against Against For For For For For

Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management
Management

Agilent Technologies, Inc. A 00846U101 3/21/2012

1.1 Elect Director Robert J. Herbold
1.2 Elect Director Koh Boon Hwee
1.3 Elect Director William P. Sullivan
2 Ratify Pricewaterhousecoopers as accounting firm
3 Approve the compensation of the executive officers

		For For For For For	For For For For For	Management Management Management Management Management
Franklin Resources, Inc. BEN 354613101 3/14/2012

1.1 Elect Director Samuel H. Armacost
1.2 Elect Director Charles Crocker
1.3 Elect Director Joseph H. Hardiman
1.4 Elect Director Charles B. Johnson
1.5 Elect Director Gregory E. Johnson
1.6 Elect Director Rupert H. Johnson, Jr.
1.7 Elect Director Mark C. Pigott
1.8 Elect Director Chutta Ratnathicam
1.9 Elect Director Laura Stern
1.10 Elect Director Annie M. Tatlock
1.11 Elect Director Geoffrey Y. Yang
2 Ratify Pricewaterhousecoopers as accounting firm

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Goodrich Corp. GR 382388106 3/13/2012 Special Meeting

1 Adopt agreement & plan of merger between United Technologies Corp., Charlotte Lucas Corp., and Goodrich Corp.
2 Approve compensation to Goodrich's named executive officers
3 Approve adjournments to the special meeting if necessary

		For For For	For For For	Management Management Management
The Walt Disney Co. DIS 254687106 3/13/2012

1.1 Elect Director Susan E. Arnold
1.2 Elect Director John S. Chen
1.3 Elect Director Judith L. Estrin
1.4 Elect Director Robert A. Iger
1.5 Elect Director Fred H. Langhammer
1.6 Elect Director Aylwin B. Lewis
1.7 Elect Director Monica C. Lozano
1.8 Elect Director Robert W. Matschullat
1.9 Elect Director Sheryl K. Sandberg
1.10 Elect Director Orin C. Smith
2 Ratify Pricewaterhousecoopers as accounting firm
3 Approve amendment to the 2011 stock incentive plan
4 Approve the advisory resolution on executive compensation

		For For For For For For For For For For For For For	For For For For For For Against Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Applied Materials, Inc. AMAT 038222105 3/6/2012

1.1 Elect Director Aart J. De Gues
1.2 Elect Director Stephen R. Forrest
1.3 Elect Director Thomas J. Iannotti
1.4 Elect Director Susan M. James
1.5 Elect Director Alexander A. Karshner
1.6 Elect Director Gerhard H. Parker
1.7 Elect Director Dennis D. Powell
1.8 Elect Director Willem P. Roelandts
1.9 Elect Director James E. Rogers
1.10 Elect Director Michael R. Splinter
1.11 Elect Director Robert H. Swan
2 Approve the amended and restated employee stock incentive plan
3 Approve the amended and restated senior executive bonus plan
4 Approve the compensation of executive officers
5 Ratify KPMG as auditors

		For For For For For For For For For For For For For For For	For For For Against Against For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
AmerisourceBergen Co. ABC 03073E105 3/1/2012

1.1 Elect Director Steven H. Collis
1.2 Elect Director Richard C. Gozon
1.3 Elect Director Kathleen W. Hyle
1.4 Elect Director Michael J. Long
2 Ratify Ernst & Young as auditors
3 Conduct Advisory vote on compensation of executive officers

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Nike Inc. NKE 654106103 09/19/2011

1.1 Elect Director Alan B. Graf, Jr.
1.2 Elect Director John C. Lechleiter
1.3 Elect Director Phyllis M. Wise
2 Approval of Advisory vote on Executive Compensation
3 Frequency of Advisory vote on Executive Compensation--1 year
4 Ratify Pricewaterhousecoopers as accounting firm

		For For For For For For	For For For For For For	Management Management Management Management Management Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 2, 2012

*Print the name and title of each signing officer under his or her signature.